UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Variable Portfolio – Managed Volatility Moderate Growth Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 12	0.24% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 11,587,167,691
Total number of portfolio holdings	247
Portfolio turnover for the reporting period	99%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	11.6%
Foreign Exchange Risk	5.7%
Interest Rate Risk	5.7%
Short
Equity Risk	30.3%
Foreign Exchange Risk	1.7%
Interest Rate Risk	0.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, incl
ud
ing its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the b egin
ning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 1

|

SSR7048_01_12_D01_(08/25)

Variable Portfolio – Managed Volatility Moderate Growth Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 25	0.49% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 11,587,167,691
Total number of portfolio holdings	247
Portfolio turnover for the reporting period	99%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	11.6%
Foreign Exchange Risk	5.7%
Interest Rate Risk	5.7%
Short
Equity Risk	30.3%
Foreign Exchange Risk	1.7%
Interest Rate Risk	0.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the
Fu
nd’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Managed Volatility Moderate Growth Fund | Class 2

|

SSR7048_02_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Variable Portfolio – Managed Volatility Moderate Growth Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Managed Volatility Moderate Growth Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
BAE Systems PLC(a)
02/15/2031	1.900%	310,000	269,270
03/26/2034	5.300%	596,000	609,509
Boeing Co. (The)
08/01/2059	3.950%	777,000	530,544
05/01/2060	5.930%	100,000	95,005
L3Harris Technologies, Inc.
07/31/2033	5.400%	159,000	163,487
06/01/2034	5.350%	68,000	69,490
08/15/2054	5.500%	60,000	58,171
Lockheed Martin Corp.
02/15/2055	5.200%	186,000	174,010
Northrop Grumman Corp.
06/01/2043	4.750%	375,000	338,840
10/15/2047	4.030%	295,000	235,159
Raytheon Technologies Corp.
02/27/2053	5.375%	319,000	305,022
United Technologies Corp.
07/15/2038	6.125%	380,000	409,885
11/01/2046	3.750%	70,000	53,396
Total			3,311,788
Banking 0.1%
Bank of America Corp.(b)
03/20/2051	4.083%	1,075,000	854,540
Subordinated
02/12/2036	5.744%	135,000	137,138
Citigroup, Inc.
07/23/2048	4.650%	230,000	198,382
Citigroup, Inc.(b)
Subordinated
02/13/2035	5.827%	375,000	382,271
Goldman Sachs Group, Inc. (The)(b)
11/19/2045	5.561%	280,000	275,731
01/28/2056	5.734%	410,000	410,484
HSBC Holdings PLC(b)
05/13/2036	5.790%	445,000	457,965
JPMorgan Chase & Co.(b)
01/24/2036	5.502%	134,000	138,076
04/22/2036	5.572%	1,611,000	1,671,170
Morgan Stanley(b)
01/18/2036	5.587%	88,000	90,483
04/17/2036	5.664%	1,032,000	1,069,792
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bancorp(b)
02/12/2036	5.424%	224,000	228,399
Wells Fargo & Co.(b)
04/04/2051	5.013%	705,000	642,156
Total			6,556,587
Building Materials 0.0%
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	230,000	233,827
Cable and Satellite 0.0%
Charter Communications Operating LLC
06/30/2062	3.950%	318,000	204,663
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	730,000	633,056
Comcast Corp.
05/15/2053	5.350%	191,000	176,870
11/01/2056	2.937%	730,000	428,544
NBCUniversal Media LLC
01/15/2043	4.450%	326,000	280,575
Total			1,723,708
Chemicals 0.0%
Dow Chemical Co. (The)
03/15/2055	5.950%	135,000	128,672
LYB International Finance III LLC
04/01/2051	3.625%	155,000	103,548
Total			232,220
Construction Machinery 0.0%
Caterpillar, Inc.
05/15/2035	5.200%	336,000	342,429
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	178,616
Total			521,045
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2040	3.377%	380,000	301,617
Siemens Funding BV(a)
05/28/2035	5.200%	239,000	243,640
Total			545,257
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	717,000	489,133
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AES Corp. (The)
03/15/2032	5.800%	103,000	104,578
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	169,000	172,892
03/15/2055	5.500%	320,000	310,298
Constellation Energy Generation LLC
03/15/2054	5.750%	165,000	161,987
Duke Energy Carolinas LLC
01/15/2054	5.400%	225,000	216,647
Duke Energy Corp.
08/15/2052	5.000%	413,000	362,142
Duke Energy Indiana LLC
04/01/2050	2.750%	195,000	119,767
04/01/2053	5.400%	299,000	285,094
Entergy Louisiana LLC
03/15/2055	5.800%	125,000	125,131
Entergy Mississippi LLC
04/15/2055	5.800%	102,000	102,257
Eversource Energy
07/15/2034	5.950%	190,000	199,012
Exelon Corp.
03/15/2052	4.100%	489,000	375,178
03/15/2053	5.600%	483,000	464,237
FirstEnergy Corp.
03/01/2050	3.400%	178,000	120,855
FirstEnergy Transmission LLC
01/15/2035	5.000%	80,000	79,157
Florida Power & Light Co.
03/15/2055	5.700%	134,000	135,809
Jersey Central Power & Light Co.
01/15/2035	5.100%	161,000	160,697
MidAmerican Energy Co.
02/01/2055	5.300%	135,000	128,230
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	755,000	770,193
Oncor Electric Delivery Co. LLC
06/15/2054	5.550%	313,000	303,150
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	386,792
Virginia Electric and Power Co.
04/01/2053	5.450%	296,000	281,502
Xcel Energy, Inc.
12/01/2049	3.500%	185,000	126,809
Total			5,981,547
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	678,000	621,045
Bacardi Ltd.(a)
05/15/2038	5.150%	636,000	584,205
05/15/2048	5.300%	350,000	308,270
Bacardi-Martini BV(a)
02/01/2035	6.000%	225,000	232,291
Campbell Soup Co.
04/24/2050	3.125%	182,000	117,985
Conagra Brands, Inc.
11/01/2048	5.400%	125,000	112,834
Kraft Heinz Foods Co.
06/01/2046	4.375%	220,000	177,889
Tyson Foods, Inc.
09/28/2048	5.100%	135,000	120,837
Total			2,275,356
Health Care 0.0%
Becton Dickinson & Co.
02/08/2034	5.110%	230,000	230,381
Cigna Corp.
03/15/2050	3.400%	242,000	164,033
CVS Health Corp.
07/20/2045	5.125%	865,000	765,054
GE HealthCare Technologies, Inc.
06/15/2035	5.500%	25,000	25,598
HCA, Inc.
03/15/2052	4.625%	634,000	509,552
Total			1,694,618
Healthcare Insurance 0.0%
Centene Corp.
03/01/2031	2.500%	140,000	120,632
UnitedHealth Group, Inc.
07/15/2044	5.500%	935,000	910,978
04/15/2054	5.375%	245,000	228,904
06/15/2055	5.950%	127,000	129,044
Total			1,389,558
Independent Energy 0.0%
APA Corp.(a)
02/15/2055	6.750%	242,000	229,035
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	110,391
Diamondback Energy, Inc.
04/18/2064	5.900%	272,000	252,306
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
10/01/2054	6.050%	464,000	424,897
Woodside Finance Ltd.
05/19/2035	6.000%	253,000	258,396
Total			1,275,025
Integrated Energy 0.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	629,000	396,845
Cenovus Energy, Inc.
02/15/2052	3.750%	321,000	218,025
Total Capital International SA
06/29/2060	3.386%	80,000	52,541
TotalEnergies Capital SA
04/05/2064	5.638%	209,000	202,585
09/10/2064	5.425%	90,000	84,181
Total			954,177
Life Insurance 0.0%
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	600,000	443,072
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	148,000	154,542
09/30/2059	3.625%	274,000	187,671
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	100,000	102,449
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	155,000	139,490
05/15/2050	3.300%	451,000	302,061
Total			1,329,285
Media and Entertainment 0.0%
Fox Corp.
01/25/2049	5.576%	110,000	103,063
Meta Platforms, Inc.
05/15/2063	5.750%	275,000	277,454
Total			380,517
Midstream 0.0%
Enbridge, Inc.
04/05/2054	5.950%	320,000	316,694
Energy Transfer LP
05/15/2054	5.950%	438,000	416,242
09/01/2054	6.050%	150,000	144,123
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	86,699
09/01/2044	5.400%	69,000	63,965
Kinder Morgan, Inc.
02/15/2046	5.050%	112,000	99,005
MPLX LP
04/15/2048	4.700%	70,000	56,784
03/14/2052	4.950%	311,000	257,643
04/01/2055	5.950%	109,000	103,838
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	167,000	138,753
Western Gas Partners LP
03/01/2048	5.300%	241,000	201,621
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	324,046
Total			2,209,413
Natural Gas 0.0%
NiSource, Inc.
02/15/2044	4.800%	249,000	220,120
05/15/2047	4.375%	170,000	139,997
04/01/2055	5.850%	203,000	201,112
Southern California Gas Co.
04/01/2054	5.600%	135,000	131,571
Total			692,800
Pharmaceuticals 0.0%
AbbVie, Inc.
11/06/2042	4.400%	516,000	453,285
Amgen, Inc.
02/22/2062	4.400%	65,000	50,626
03/02/2063	5.750%	678,000	659,153
Bristol-Myers Squibb Co.
02/22/2064	5.650%	618,000	599,712
Johnson & Johnson
06/01/2054	5.250%	215,000	213,659
Merck & Co., Inc.
05/17/2053	5.000%	270,000	248,220
Pfizer, Inc.
12/15/2046	4.125%	613,000	503,423
Total			2,728,078
Property & Casualty 0.0%
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	131,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.0%
Canadian Pacific Railway Co.
12/02/2051	3.100%	165,000	108,419
Norfolk Southern Corp.
08/25/2051	2.900%	220,000	137,779
08/15/2052	4.050%	369,000	285,261
Union Pacific Corp.
12/01/2054	5.600%	318,000	316,437
Total			847,896
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	255,000	185,087
04/01/2050	4.200%	115,000	91,393
Total			276,480
Retailers 0.0%
Amazon.com, Inc.
05/12/2051	3.100%	711,000	479,222
Lowe’s Companies, Inc.
04/01/2052	4.250%	553,000	432,730
04/01/2062	4.450%	180,000	139,681
Walmart, Inc.
04/15/2053	4.500%	125,000	109,421
Total			1,161,054
Supermarkets 0.0%
Kroger Co. (The)
09/15/2064	5.650%	338,000	320,283
Technology 0.1%
Alphabet, Inc.
05/15/2065	5.300%	128,000	125,351
Apple, Inc.
02/08/2051	2.650%	801,000	497,600
Broadcom, Inc.(a)
11/15/2036	3.187%	745,000	617,535
Cisco Systems, Inc.
02/24/2055	5.500%	290,000	289,123
Foundry JV Holdco LLC(a)
01/25/2038	6.400%	200,000	210,473
Intel Corp.
03/25/2050	4.750%	109,000	88,832
08/12/2051	3.050%	685,000	406,982
International Business Machines Corp.
02/10/2055	5.700%	220,000	217,557
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.
05/11/2041	3.250%	215,000	158,050
02/15/2042	3.125%	169,000	120,142
Oracle Corp.
07/15/2046	4.000%	385,000	296,897
04/01/2050	3.600%	319,000	222,938
02/06/2053	5.550%	182,000	170,926
03/25/2061	4.100%	117,000	84,410
Total			3,506,816
Tobacco 0.0%
BAT Capital Corp.
08/02/2043	7.079%	248,000	273,665
Transportation Services 0.0%
ERAC USA Finance LLC(a)
10/30/2034	5.200%	143,000	145,770
FedEx Corp.(a)
05/15/2050	5.250%	260,000	229,850
United Parcel Service, Inc.
05/14/2055	5.950%	150,000	154,008
05/22/2064	5.600%	267,000	257,402
Total			787,030
Wireless 0.0%
T-Mobile US, Inc.
04/15/2050	4.500%	115,000	95,010
T-Mobile USA, Inc.
11/15/2055	5.875%	153,000	153,373
Vodafone Group PLC
06/28/2064	5.875%	240,000	230,080
Total			478,463
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,335,000	934,035
Verizon Communications, Inc.
04/02/2035	5.250%	310,000	312,546
03/22/2041	3.400%	855,000	659,255
Total			1,905,836
Total Corporate Bonds & Notes (Cost $46,264,570)			43,724,142
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)

Equity Funds 47.4%
	Shares	Value ($)
International 14.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	46,996,030	753,816,325
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	32,548,234	390,253,329
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	19,247,259	243,862,765
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	20,444,950	244,317,150
Total		1,632,249,569
U.S. Large Cap 29.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	3,415,325	196,415,367
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	5,252,649	609,832,544
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	6,124,560	314,006,204
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	25,290,942	612,546,611
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	6,518,381	311,383,073
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(c),(d)	3,472,671	272,361,570
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	6,609,220	268,929,165
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(c),(d)	5,833,565	270,794,076
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(c),(d)	4,302,721	273,265,834
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	6,281,312	303,010,467
Total		3,432,544,911
U.S. Mid Cap 1.7%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(c),(d)	760,403	47,981,396
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	1,105,008	47,261,210
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	926,536	46,678,876
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	830,152	47,683,945
Total		189,605,427
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	2,451,097	32,280,950
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c)	2,288,265	33,042,546
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	2,499,786	85,742,680
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	2,198,587	82,512,959
Total		233,579,135
Total Equity Funds (Cost $3,398,804,182)		5,487,979,042

Exchange-Traded Equity Funds 5.6%

U.S. Mid Large Cap 5.6%
iShares Core S&P 500 ETF	520,000	322,868,000
Vanguard S&P 500 ETF	565,000	320,936,950
Total		643,804,950
Total Exchange-Traded Equity Funds (Cost $591,104,067)		643,804,950

Exchange-Traded Fixed Income Funds 3.4%

Investment Grade 3.4%
iShares Core U.S. Aggregate Bond ETF	2,300,000	228,160,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	765,790	83,938,242
Vanguard Intermediate-Term Corporate Bond ETF	1,031,600	85,540,272
Total		397,638,514
Total Exchange-Traded Fixed Income Funds (Cost $391,916,883)		397,638,514

Fixed Income Funds 25.3%

Investment Grade 25.3%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(c)	11,473,591	87,428,761
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	64,669,489	571,031,586
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	14,818,478	146,554,748
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	39,350,413	296,308,609
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	19,169,756	176,361,751
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	46,854,939	436,219,484
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	60,162,162	570,337,299
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	65,439,082	653,736,430
Total		2,937,978,668
Total Fixed Income Funds (Cost $3,326,203,173)		2,937,978,668

Residential Mortgage-Backed Securities - Agency 5.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
07/17/2040- 07/14/2055	3.000%	214,302,000	186,372,381
07/17/2040- 07/14/2055	3.500%	60,550,000	55,746,218
07/17/2040- 07/14/2055	4.000%	196,530,000	184,061,787
07/14/2055	4.500%	147,200,000	140,785,242
07/14/2055	5.000%	62,400,000	61,145,770
Total Residential Mortgage-Backed Securities - Agency (Cost $619,642,545)			628,111,398

U.S. Treasury Obligations 0.0%

U.S. Treasury
02/15/2045	4.750%	928,000	923,215
05/15/2045	5.000%	1,647,000	1,692,035
08/15/2054	4.250%	116,900	106,781
11/15/2054	4.500%	110,300	105,164
Total U.S. Treasury Obligations (Cost $2,770,136)			2,827,195

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $1,610,839)	2,133,040

Put Option Contracts Purchased 0.6%

(Cost $83,809,662)	67,192,200

Money Market Funds 16.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(c),(f)	1,850,965,493	1,850,595,300
Total Money Market Funds (Cost $1,850,480,626)		1,850,595,300
Total Investments in Securities (Cost: $10,312,606,683)		12,061,984,449
Other Assets & Liabilities, Net		(474,816,758)
Net Assets		11,587,167,691
At June 30, 2025, securities and/or cash totaling $137,645,764 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
28,658,770 USD	39,000,000 CAD	Barclays	08/20/2025	55,346	—
124,250,600 USD	92,000,000 GBP	Barclays	08/20/2025	2,070,828	—
640,000,000 SEK	66,700,017 USD	Citi	08/20/2025	—	(1,173,368)
12,237,292 USD	19,000,000 AUD	Citi	08/20/2025	280,402	—
12,666,044 USD	120,000,000 SEK	Citi	08/20/2025	60,216	—
6,558,300 USD	10,000,000 AUD	Goldman Sachs International	08/20/2025	29,960	—
158,473,158 USD	23,050,000,000 JPY	HSBC	08/20/2025	2,514,289	—
20,206,995 USD	16,000,000 CHF	Morgan Stanley	08/20/2025	88,397	—
102,907,126 USD	1,038,000,000 NOK	Morgan Stanley	08/20/2025	106,626	—
5,480,469 USD	9,000,000 NZD	Morgan Stanley	08/20/2025	14,775	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,556,170 USD	3,500,000 CAD	UBS	08/20/2025	20,738	—
170,084,150 USD	146,000,000 EUR	UBS	08/20/2025	2,481,669	—
70,500,000 CHF	87,250,315 USD	Wells Fargo	08/20/2025	—	(2,176,259)
63,000,000 NZD	37,581,390 USD	Wells Fargo	08/20/2025	—	(885,318)
15,086,137 USD	11,000,000 GBP	Wells Fargo	08/20/2025	17,512	—
Total				7,740,758	(4,234,945)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	500	09/2025	EUR	26,635,000	366,247	—
Euro STOXX 50 Index	1,673	09/2025	EUR	89,120,710	—	(916,120)
FTSE 100 Index	25	09/2025	GBP	2,197,375	5,690	—
FTSE 100 Index	200	09/2025	GBP	17,579,000	—	(15,955)
MSCI Singapore Index	339	07/2025	SGD	13,941,375	191,454	—
OMXS30 Index	2,690	07/2025	SEK	670,617,000	332,166	—
S&P 500 Index E-mini	2,582	09/2025	USD	807,359,125	21,770,353	—
S&P/TSX 60 Index	180	09/2025	CAD	57,600,000	350,214	—
SPI 200 Index	177	09/2025	AUD	37,776,225	31,405	—
SPI 200 Index	65	09/2025	AUD	13,872,625	—	(20,842)
TOPIX Index	537	09/2025	JPY	15,334,035,000	2,537,962	—
U.S. Long Bond	63	09/2025	USD	7,274,531	309,502	—
U.S. Treasury 10-Year Note	719	09/2025	USD	80,617,875	1,189,876	—
U.S. Treasury 2-Year Note	1,398	09/2025	USD	290,816,766	1,233,700	—
U.S. Treasury 5-Year Note	2,637	09/2025	USD	287,433,000	3,450,697	—
Total					31,769,266	(952,917)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(145)	09/2025	USD	(15,889,825)	—	(502,096)
U.S. Long Bond	(391)	09/2025	USD	(45,148,281)	—	(1,445,205)
U.S. Treasury 10-Year Note	(13)	09/2025	USD	(1,457,625)	—	(24,541)
U.S. Treasury 5-Year Note	(6)	09/2025	USD	(654,000)	—	(6,436)
U.S. Treasury Ultra 10-Year Note	(27)	09/2025	USD	(3,085,172)	—	(75,780)
U.S. Treasury Ultra Bond	(404)	09/2025	USD	(48,126,500)	—	(1,771,940)
Total					—	(3,825,998)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	56,465,045	91	6,150.00	09/19/2025	1,610,839	2,133,040

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,523,315,225	2,455	4,600.00	12/18/2026	32,304,187	25,863,425
S&P 500 Index	Morgan Stanley	USD	769,413,800	1,240	5,000.00	12/18/2026	19,535,616	18,420,200
S&P 500 Index	Morgan Stanley	USD	803,541,025	1,295	4,700.00	12/18/2026	21,881,200	14,898,975
S&P 500 Index	Morgan Stanley	USD	397,116,800	640	4,800.00	12/18/2026	10,088,659	8,009,600
Total							83,809,662	67,192,200

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(56,465,045)	(91)	6,150.00	09/19/2025	(1,537,761)	(1,201,200)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $5,374,773, which represents 0.05% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2025.

(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	1,932,232,652	2,228,384,475	(2,310,074,527)	52,700	1,850,595,300	—	(4,850)	39,507,586	1,850,965,493
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	201,470,575	2,482	(4,893,142)	(164,548)	196,415,367	—	12,640,998	—	3,415,325
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	86,166,666	—	1,262,095	87,428,761	—	—	—	11,473,591
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	625,676,132	12,153	(10,502,962)	(5,352,779)	609,832,544	—	22,174,346	—	5,252,649
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	596,117,573	4,542	(69,491,130)	44,400,601	571,031,586	—	(10,873,426)	—	64,669,489
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	322,226,842	8,426	(5,946,260)	(2,282,804)	314,006,204	—	16,822,104	—	6,124,560
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	185,869,316	154	(48,109,230)	8,794,508	146,554,748	—	(2,743,156)	—	14,818,478
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	354,612,787	23,643	(96,569,625)	38,241,804	296,308,609	—	(27,778,271)	—	39,350,413
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	762,324,173	16,106,538	(146,342,296)	121,727,910	753,816,325	—	28,941,316	16,106,538	46,996,030
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	629,172,910	10,870	(20,933,985)	4,296,816	612,546,611	—	13,425,320	—	25,290,942
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	314,622,303	1,238	(14,996,256)	11,755,788	311,383,073	—	16,381,892	—	6,518,381
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	47,405,102	2,680	(1,677,512)	2,251,126	47,981,396	—	3,405,361	—	760,403
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	47,292,310	3,291	(655,190)	620,799	47,261,210	—	832,421	—	1,105,008
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	32,927,093	1,714	(9,042)	(638,815)	32,280,950	—	2,028	—	2,451,097
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	32,905,023	3,182	(400,145)	534,486	33,042,546	—	195,039	—	2,288,265
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	183,753,146	2,030	(18,371,909)	10,978,484	176,361,751	—	(2,273,994)	—	19,169,756
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	456,923,660	1,759	(46,734,480)	26,028,545	436,219,484	—	(8,473,323)	—	46,854,939
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	278,174,475	7,007	(8,450,797)	2,630,885	272,361,570	—	22,319,181	—	3,472,671
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	269,939,640	—	(5,506,599)	4,496,124	268,929,165	—	5,146,586	—	6,609,220
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	596,007,956	5,163	(56,460,489)	30,784,669	570,337,299	—	(6,159,902)	—	60,162,162
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	47,296,977	1,601	(103,698)	(516,004)	46,678,876	—	150,194	—	926,536
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	272,420,305	—	(9,914,680)	8,288,451	270,794,076	—	13,070,030	—	5,833,565
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	47,734,297	2,393	(1,496,337)	1,443,592	47,683,945	—	2,914,939	—	830,152
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	280,673,442	10,330	(22,602,944)	15,185,006	273,265,834	—	4,819,000	—	4,302,721
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	685,570,605	2,648	(66,197,624)	34,360,801	653,736,430	—	(6,928,894)	—	65,439,082
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	309,776,692	3,216	(6,683,845)	(85,596)	303,010,467	—	14,655,309	—	6,281,312
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	407,025,179	22,277,164	(76,057,520)	37,008,506	390,253,329	15,973,291	12,881,329	6,303,873	32,548,234
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	242,485,970	3,760,522	(28,736,604)	26,352,877	243,862,765	1,880,070	2,737,916	1,880,453	19,247,259
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	247,405,374	7,785,534	(40,204,093)	29,330,335	244,317,150	586,787	11,164,004	7,198,746	20,444,950
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	86,407,200	10,130	—	(674,650)	85,742,680	—	—	—	2,499,786
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	86,415,582	10,741	—	(3,913,364)	82,512,959	—	—	—	2,198,587
Total	10,582,865,291			447,198,348	10,276,553,010	18,440,148	139,443,497	70,997,196

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Currency Legend (continued)
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	43,724,142	—	—	43,724,142
Equity Funds	—	—	—	5,487,979,042	5,487,979,042
Exchange-Traded Equity Funds	643,804,950	—	—	—	643,804,950
Exchange-Traded Fixed Income Funds	397,638,514	—	—	—	397,638,514
Fixed Income Funds	—	—	—	2,937,978,668	2,937,978,668
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Residential Mortgage-Backed Securities - Agency	—	628,111,398	—	—	628,111,398
U.S. Treasury Obligations	—	2,827,195	—	—	2,827,195
Call Option Contracts Purchased	2,133,040	—	—	—	2,133,040
Put Option Contracts Purchased	67,192,200	—	—	—	67,192,200
Money Market Funds	1,850,595,300	—	—	—	1,850,595,300
Total Investments in Securities	2,961,364,004	674,662,735	—	8,425,957,710	12,061,984,449
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	7,740,758	—	—	7,740,758
Futures Contracts	31,769,266	—	—	—	31,769,266
Liability
Forward Foreign Currency Exchange Contracts	—	(4,234,945)	—	—	(4,234,945)
Futures Contracts	(4,778,915)	—	—	—	(4,778,915)
Put Option Contracts Written	(1,201,200)	—	—	—	(1,201,200)
Total	2,987,153,155	678,168,548	—	8,425,957,710	12,091,279,413
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,651,698,201)	$1,716,106,199
Affiliated issuers (cost $8,575,487,981)	10,276,553,010
Option contracts purchased (cost $85,420,501)	69,325,240
Cash collateral held at broker for:
Other(a)	50,500,000
Margin deposits on:
Futures contracts	87,145,764
Unrealized appreciation on forward foreign currency exchange contracts	7,740,758
Receivable for:
Investments sold	13,197,996
Investments sold on a delayed delivery basis	208,729,674
Capital shares sold	18,202
Dividends	7,583,793
Interest	1,627,696
Variation margin for futures contracts	5,281,825
Prepaid expenses	25,402
Total assets	12,443,835,559
Liabilities
Option contracts written, at value (premiums received $1,537,761)	1,201,200
Unrealized depreciation on forward foreign currency exchange contracts	4,234,945
Payable for:
Investments purchased	116,869
Investments purchased on a delayed delivery basis	828,584,144
Capital shares redeemed	18,872,482
Variation margin for futures contracts	1,777,274
Management services fees	174,462
Distribution and/or service fees	237,078
Service fees	557,913
Compensation of chief compliance officer	1,100
Compensation of board members	16,442
Other expenses	114,117
Deferred compensation of board members	779,842
Total liabilities	856,667,868
Net assets applicable to outstanding capital stock	$11,587,167,691
Represented by
Trust capital	$11,587,167,691
Total - representing net assets applicable to outstanding capital stock	$11,587,167,691
Class 1
Net assets	$26,441,920
Shares outstanding	1,316,122
Net asset value per share	$20.09
Class 2
Net assets	$11,560,725,771
Shares outstanding	583,733,377
Net asset value per share	$19.80

(a)	Includes collateral related to option contracts purchased and option contracts written.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,006,812
Dividends — affiliated issuers	70,997,196
Interest	2,521,508
Total income	86,525,516
Expenses:
Management services fees	10,178,941
Distribution and/or service fees
Class 2	14,236,609
Service fees	3,421,332
Custodian fees	28,192
Printing and postage fees	30,821
Accounting services fees	15,837
Legal fees	87,228
Compensation of chief compliance officer	1,027
Compensation of board members	73,982
Deferred compensation of board members	(6,359)
Other	71,613
Total expenses	28,139,223
Net investment income	58,386,293
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(85,714,153)
Investments — affiliated issuers	139,443,497
Capital gain distributions from underlying affiliated funds	18,440,148
Foreign currency translations	(6,030,141)
Forward foreign currency exchange contracts	19,570,906
Futures contracts	(80,499,848)
Option contracts purchased	(1,783,896)
Option contracts written	(12,075,320)
Net realized loss	(8,648,807)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	89,675,353
Investments — affiliated issuers	447,198,348
Forward foreign currency exchange contracts	16,270,451
Futures contracts	45,276,554
Option contracts purchased	(3,800,601)
Option contracts written	336,561
Net change in unrealized appreciation (depreciation)	594,956,666
Net realized and unrealized gain	586,307,859
Net increase in net assets resulting from operations	$644,694,152
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$58,386,293	$276,924,857
Net realized gain (loss)	(8,648,807)	811,942,209
Net change in unrealized appreciation (depreciation)	594,956,666	23,588,041
Net increase in net assets resulting from operations	644,694,152	1,112,455,107
Decrease in net assets from capital stock activity	(847,191,646)	(1,671,903,487)
Total decrease in net assets	(202,497,494)	(559,448,380)
Net assets at beginning of period	11,789,665,185	12,349,113,565
Net assets at end of period	$11,587,167,691	$11,789,665,185

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	115,565	2,223,179	333,042	6,112,611
Shares redeemed	(40,367)	(778,094)	(83,562)	(1,530,351)
Net increase	75,198	1,445,085	249,480	4,582,260
Class 2
Shares sold	22,704	432,665	205,290	3,805,181
Shares redeemed	(44,803,040)	(849,069,396)	(92,320,569)	(1,680,290,928)
Net decrease	(44,780,336)	(848,636,731)	(92,115,279)	(1,676,485,747)
Total net decrease	(44,705,138)	(847,191,646)	(91,865,799)	(1,671,903,487)
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

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Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$18.97	0.12	1.00	1.12
Year Ended 12/31/2024	$17.29	0.47	1.21	1.68
Year Ended 12/31/2023	$15.37	0.32	1.60	1.92
Year Ended 12/31/2022	$18.73	0.16	(3.52)	(3.36)
Year Ended 12/31/2021	$17.18	0.13	1.42	1.55
Year Ended 12/31/2020	$15.53	0.13	1.52	1.65
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$18.72	0.10	0.98	1.08
Year Ended 12/31/2024	$17.11	0.41	1.20	1.61
Year Ended 12/31/2023	$15.24	0.27	1.60	1.87
Year Ended 12/31/2022	$18.62	0.12	(3.50)	(3.38)
Year Ended 12/31/2021	$17.13	0.08	1.41	1.49
Year Ended 12/31/2020	$15.52	0.08	1.53	1.61

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$20.09	5.90%	0.24%	0.24%	1.28%	99%	$26,442
Year Ended 12/31/2024	$18.97	9.72%	0.25% (c)	0.25% (c)	2.52%	156%	$23,537
Year Ended 12/31/2023	$17.29	12.49%	0.25% (c)	0.25% (c)	1.99%	158%	$17,147
Year Ended 12/31/2022	$15.37	(17.94% )	0.25% (c)	0.25% (c)	1.00%	149%	$13,442
Year Ended 12/31/2021	$18.73	9.02%	0.25% (c)	0.25% (c)	0.69%	184%	$11,155
Year Ended 12/31/2020	$17.18	10.63%	0.25%	0.25%	0.82%	163%	$4,268
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$19.80	5.77%	0.49%	0.49%	1.02%	99%	$11,560,726
Year Ended 12/31/2024	$18.72	9.41%	0.50% (c)	0.50% (c)	2.24%	156%	$11,766,128
Year Ended 12/31/2023	$17.11	12.27%	0.50% (c)	0.50% (c)	1.70%	158%	$12,331,967
Year Ended 12/31/2022	$15.24	(18.15% )	0.50% (c)	0.50% (c)	0.71%	149%	$12,237,609
Year Ended 12/31/2021	$18.62	8.70%	0.49% (c)	0.49% (c)	0.47%	184%	$16,364,939
Year Ended 12/31/2020	$17.13	10.37%	0.50%	0.50%	0.51%	163%	$15,841,609
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity risk and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	25,585,491 *
Equity risk	Investments, at value — Option contracts purchased	69,325,240
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	7,740,758
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	6,183,775 *
Total		108,835,264

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,455,013 *
Equity risk	Option contracts written, at value	1,201,200
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,234,945
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	3,323,902 *
Total		10,215,060

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(75,281,420)	(1,783,896)	(12,075,320)	(89,140,636)
Foreign exchange risk	19,570,906	—	—	—	19,570,906
Interest rate risk	—	(5,218,428)	—	—	(5,218,428)
Total	19,570,906	(80,499,848)	(1,783,896)	(12,075,320)	(74,788,158)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	44,401,707	(3,800,601)	336,561	40,937,667
Foreign exchange risk	16,270,451	—	—	—	16,270,451
Interest rate risk	—	874,847	—	—	874,847
Total	16,270,451	45,276,554	(3,800,601)	336,561	58,082,965
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,730,353,829
Futures contracts — short	246,707,648

Derivative instrument	Average value ($)
Option contracts purchased	77,818,243
Option contracts written	(9,962,259)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	12,460,263	(8,249,013)
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements  as well as any related collateral received or pledged by the Fund as of June 30, 2025:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	2,126,174	340,618	29,960	2,514,289	209,798	-	2,502,407	17,512	7,740,758
Call option contracts purchased	-	-	-	-	-	2,133,040	-	-	2,133,040
Put option contracts purchased	-	-	-	-	-	67,192,200	-	-	67,192,200
Total assets	2,126,174	340,618	29,960	2,514,289	209,798	69,325,240	2,502,407	17,512	77,065,998
Liabilities
Forward foreign currency exchange contracts	-	1,173,368	-	-	-	-	-	3,061,577	4,234,945
Put option contracts written	-	-	-	-	-	1,201,200	-	-	1,201,200
Total liabilities	-	1,173,368	-	-	-	1,201,200	-	3,061,577	5,436,145
Total financial and derivative net assets	2,126,174	(832,750)	29,960	2,514,289	209,798	68,124,040	2,502,407	(3,044,065)	71,629,853
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-	-
Net amount (c)	2,126,174	(832,750)	29,960	2,514,289	209,798	68,124,040	2,502,407	(3,044,065)	71,629,853

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2025 was 0.18% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.77
Class 2	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $10,167,253,938 and $10,974,140,289, respectively, for the six months ended June 30, 2025, of which $7,463,095,985 and $7,515,736,516, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.
Note 8. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At June 30, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

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Variable Portfolio – Managed Volatility Moderate Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7048_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025